Commitments and Contingencies Related-Party Commitments - Secured Term Loan Facility (Details) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 25, 2017	Dec. 31, 2016	Dec. 31, 2015
Secured Debt [Member]
Debt Instrument [Line Items]
Secured debt			$ 1,980	$ 2,000
Long-term debt, percentage bearing variable interest, percentage rate			2.75%
Subsequent Event [Member] | Refinanced Secured Term Loans [Member]
Debt Instrument [Line Items]
Secured debt		$ 1,980
Deutsche Telekom [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 660
Deutsche Telekom [Member] | Subsequent Event [Member] | Secured Term Loan [$4.0B] [Domain]
Debt Instrument [Line Items]
Secured debt		$ 4,000
Deutsche Telekom [Member] | Subsequent Event [Member] | 2.00% Margin Plus LIBOR Secured Term Loan due 2022 [Member]
Debt Instrument [Line Items]
Secured debt	$ 2,000
Long-term debt, percentage bearing variable interest, percentage rate	2.00%
Deutsche Telekom [Member] | Subsequent Event [Member] | 2.25% Margin Plus LIBOR Secured Term Loan due 2024 [Member]
Debt Instrument [Line Items]
Secured debt	$ 2,000
Long-term debt, percentage bearing variable interest, percentage rate	2.25%
Deutsche Telekom [Member] | Subsequent Event [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, increase in maximum debt capacity	$ 2,000
Debt instrument, additional debt capacity	$ 2,000